Channel Short Duration Income Fund
Schedule of Investments
June 30, 2023 - (Unaudited)
CORPORATE BONDS — 92.33%
Principal
Amount Fair Value
Corporate Bonds - Domestic — 89.04%
Ally Financial, Inc., 1.45%, 10/2/2023 $ 500,000 $ 494,780
American Airlines Pass Through Trust, Series 2017-2, 3.70%, 10/15/2025 370,852 348,284
American Airlines Pass Through Trust, Series 2016-3, 3.75%, 10/15/2025 1,065,809 986,986
American Airlines Pass Through Trust, Series 2016-2, 3.65%, 12/15/2029 975,800 842,787
American Electric Power Co., Inc., 5.70%, 8/15/2025 700,000 695,619
B&G Foods, Inc., 5.25%, 4/1/2025 750,000 716,747
Bank of America Corp., 3.56%, 4/23/2027 400,000 379,731
Celanese US Holdings LLC, 6.33%, 7/15/2029 600,000 597,610
Cheniere Energy Partners LP, 4.50%, 10/1/2029 1,000,000 919,370
Comerica, Inc., 3.70%, 7/31/2023 950,000 947,941
Comerica, Inc., Series BKNT, 2.50%, 7/23/2024 550,000 516,942
Comerica, Inc., 4.00%, 7/27/2025 300,000 275,508
Continental Airlines Pass Through Trust, Series 2012-2 A, 4.00%, 10/29/2024 1,478,487 1,432,682
CoreCivic, Inc., 8.25%, 4/15/2026 500,000 506,275
DCP Midstream Operating LP, 5.38%, 7/15/2025 600,000 594,763
Delta Air Lines, Inc., Series 2019-1, 3.20%, 4/25/2024 825,000 808,280
Deutsche Bank AG, 0.96%, 11/8/2023 475,000 465,440
Discovery Communications LLC, 4.13%, 5/15/2029 500,000 459,030
DISH DBS Corp., 5.88%, 11/15/2024 600,000 529,204
Edison International, 5.25%, 11/15/2028 300,000 292,732
Edison International, 5.38%, 9/15/2069 (3MO LIBOR + 370bps) 400,000 350,735
Enable Midstream Partners LP, 4.95%, 5/15/2028 (FIXED) 500,000 485,148
Energy Transfer LP, 6.50%, 11/15/2167 (3MO LIBOR + 465bps)
(a)
1,000,000 903,909
EQT Corp., 6.13%, 2/1/2025
(b)
194,000 193,108
EQT Corp., 5.70%, 4/1/2028 600,000 596,309
Fifth Third Bancorp., 2.38%, 1/28/2025 (FIXED) 1,000,000 939,374
Genworth Holdings, Inc., 7.32%, 11/15/2036 (3MO LIBOR + 200bps) 2,500,000 1,667,845
Gulfport Energy Corp., 8.00%, 5/17/2026 500,000 503,180
iHeartCommunications, Inc., 8.38%, 5/1/2027 900,000 600,832
KeyBank NA, 5.38%, 6/14/2024 (O/N SOFR + 32BPS)
(a)
800,000 778,266
Meta Platforms, Inc., 4.95%, 5/15/2033 500,000 499,715
Occidental Petroleum Corp., 5.88%, 9/1/2025 500,000 498,813
Occidental Petroleum Corp., 8.50%, 7/15/2027 500,000 540,310
Ovintiv, Inc., 5.65%, 5/15/2025 500,000 496,981
Ovintiv, Inc., 5.65%, 5/15/2028 500,000 490,890
Pioneer Natural Resources Co., 5.10%, 3/29/2026 500,000 497,641
Sprint Capital Corp., 6.88%, 11/15/2028 600,000 636,944
T-Mobile USA, Inc., 2.63%, 2/15/2029 650,000 565,508
Truist Financial Corp., 6.05%, 6/8/2027 500,000 500,360
United Airlines Pass Through Trust, Series 2013-1, 4.30%, 8/15/2025 144,545 139,578
United Airlines Pass Through Trust, Series 2014-1, 4.00%, 4/11/2026 730,352 689,893
United Airlines Pass Through Trust, Series 2014-2, 3.75%, 9/3/2026 928,945 872,137
United Airlines Pass Through Trust, Series 2020-1, 5.88%, 4/15/2029 431,210 428,461
Western Midstream Operating LP, 4.65%, 7/1/2026 350,000 337,163

Channel Short Duration Income Fund
Schedule of Investments (continued)
June 30, 2023 - (Unaudited)
CORPORATE BONDS — 92.33% - continued
Principal
Amount Fair Value
TOTAL CORPORATE BONDS - DOMESTIC (Cost $27,219,499) $ 27,023,811
Corporate Bonds - Foreign — 3.29%
Corporate Bonds - Ireland - 2.00%
AerCap Ireland Capital DAC, 3.00%, 10/29/2028 $ 700,000 607,802
Corporate Bonds - Switzerland - 1.29%
Credit Suisse AG, 4.75%, 8/9/2024 400,000 391,460
TOTAL CORPORATE BONDS - FOREIGN (Cost $978,625) 999,262
TOTAL CORPORATE BONDS (Cost $28,198,124) 28,023,073
U.S. GOVERNMENT & AGENCIES — 6.09%
Principal
Amount Fair Value
United States Treasury Note, 3.38% , 5/15/2033 1,400,000 1,350,452
Federal Home Loan Bank, 5.35% , 3/15/2024 500,000 499,291
TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,857,534) 1,849,743
MONEY MARKET FUNDS - 1.10%
Fidelity Investments Money Market Government Portfolio, Class I, 4.99%
(c)
333,791 333,791
TOTAL MONEY MARKET FUNDS (Cost $333,791) 333,791
TOTAL INVESTMENTS — 99.52% (Cost $30,389,449) 30,206,607
Other Assets in Excess of Liabilities — 0.48% 144,341
NET ASSETS — 100.00% $ 30,350,948
(a) Variable rate security. The rate shown is the effective interest rate as of June 30, 2023. The benchmark on which the rate is calculated is shown parenthetically.
(b) Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at
June 30, 2023.
(c) Rate disclosed is the seven day effective yield as of June 30, 2023.